GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of March 31, 2024, the Company had cash of $0.4 million and working capital deficit of $4.5 million. During the three months ended March 31, 2024, the Company used net cash in operating activities of $1.3 million. These balances create a liquidity concern, which in turn raises substantial doubt about the Company’s ability to continue as a going concern.

The Company’s primary source of operating funds since inception has been cash proceeds from sale of equity securities and issuance of debt. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future.

The Company’s plans include the continued commercialization of the PURE EP System and other applications of our core technology and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. The Company’s strategic shift to potentially hiring a team of an additional 4-6 persons to execute a business development strategy of finding partners for the commercialization of PURE EP, develop new products in the field of Pulse Field Ablation and to continue to integrate PURE EP into today’s lab equipment will allow the Company to significantly reduce operating expenses.

The Company will require additional financing to fund future operations. Further, although the Company began commercial operations, there is no assurance that the Company will be able to generate sufficient cash flow to fund operations. In addition, there can be no assurance that the Company’s continuing research and development will be successfully completed or that any additional products will be commercially viable.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Accordingly, the accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2023, the Company had cash of $0.2 million and working capital deficit of $4.1 million. During the year ended December 31, 2023, the Company used net cash in operating activities of $17.3 million. These balances create a liquidity concern, which in turn raises substantial doubt about the Company’s ability to continue as a going concern.

The Company’s primary source of operating funds since inception has been cash proceeds from sale of common and preferred stock. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future.

The Company’s plans include the continued commercialization of the PURE EP System and other applications of our core technology and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. The Company’s strategic shift to potentially hiring a team of an additional 4-6 persons to execute a business development strategy of finding partners for the commercialization of PURE EP, develop new products in the field of Pulse Field Ablation and to continue to integrate PURE EP into today’s lab equipment will allow the Company to significantly reduce operating expenses.

The Company will require additional financing to fund future operations. Further, although the Company began commercial operations, there is no assurance that the Company will be able to generate sufficient cash flow to fund operations. In addition, there can be no assurance that the Company’s continuing research and development will be successfully completed or that any additional products will be commercially viable.

Accordingly, the accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.